Consolidated Statement of Comprehensive Income [Parenthetical] (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Change in unrealized gains and losses on available-for-sale securities, tax effect	(143)	(380)	602
Cash flow hedge -effective portion, tax effect	0	0	1
Defined benefit of pension plans and other post-retirement plans, taxes	375	(257)	865